UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         02/13/02
       -------------------------    ---------------------------     -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        79
                                               -------------

Form 13F Information Table Value Total:        $2,945,994
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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



                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ACLARA BIOSCIENCES INC          COM           00461P106    5,876  1,158,900  SH        SOLE             1,158,900
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTAFF INC                 COM           007094105   21,344    778,700  SH        SOLE               778,700
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109  102,907  3,506,200  SH        SOLE             3,506,200
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   84,498  1,198,900  SH        SOLE             1,198,900
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM           01642T108   57,979  2,199,500  SH        SOLE             2,199,500
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                      COM           G02602103   44,460  1,308,800  SH        SOLE             1,308,800
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PHARMACEUTICAL PTNRS   COM           02886P109      936     45,000  SH        SOLE                45,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP          COM           03073E105   45,140    710,300  SH        SOLE               710,300
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   43,538    771,400  SH        SOLE               771,400
-----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  PUT           023135956   22,993  2,125,000  SH  PUT   SOLE             2,125,000
-----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC               CL A           037604105   66,255  1,472,000  SH        SOLE             1,472,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM CE GEN GRP   038020202   12,080    452,600  SH        SOLE               452,600
-----------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM AP BIO GRP   038020103   12,193    310,500  SH        SOLE               310,500
-----------------------------------------------------------------------------------------------------------------------------------
ARAMARK CORP                   CL B           038521100   43,279  1,608,900  SH        SOLE             1,608,900
-----------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC       COM           040175101    7,248  1,725,600  SH        SOLE             1,725,600
-----------------------------------------------------------------------------------------------------------------------------------



ASPECT COMMUNICATIONS CORP      COM           04523Q102   15,155  3,906,000  SH        SOLE             3,906,000
-----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                  COM           054303102   41,190    885,800  SH        SOLE               885,800
-----------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   46,518  1,372,200  SH        SOLE             1,372,200
-----------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC            COM NEW       09059T206    9,766    775,661  SH        SOLE               775,661
-----------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106   22,331  3,298,500  SH        SOLE             3,298,500
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                     SPONSORED ADR       055622104  33,952    730,000  SH        SOLE               730,000
-----------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109   78,714  2,296,200  SH        SOLE             2,296,200
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM           148867104   82,676  2,382,600  SH        SOLE             2,382,600
-----------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106  115,165  2,144,200  SH        SOLE             2,144,200
-----------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                 COM           170388102   67,448  1,330,600  SH        SOLE             1,330,600
-----------------------------------------------------------------------------------------------------------------------------------
CORIXA CORP                     COM           21887F100    9,485    629,400  SH        SOLE               629,400
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM           228227104  101,617  9,514,700  SH        SOLE             9,514,700
-----------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                    COM           23126R101   16,572    740,800  SH        SOLE               740,800
-----------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                      COM           232560102    2,531    482,140  SH        SOLE               482,140
-----------------------------------------------------------------------------------------------------------------------------------
DIEBOLD INC                     COM           253651103   20,406    504,600  SH        SOLE               504,600
-----------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                 COM           256669102   53,160  3,567,800  SH        SOLE             3,567,800
-----------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                 COM           258609304   30,555  2,694,407  SH        SOLE             2,694,407
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW    CL A           278762109   91,093  3,316,100  SH        SOLE             3,316,100
-----------------------------------------------------------------------------------------------------------------------------------
EPOCH BIOSCIENCES INC           COM           294273107      945    378,165  SH        SOLE               378,165
-----------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   69,884  1,227,117  SH        SOLE             1,227,117
-----------------------------------------------------------------------------------------------------------------------------------



EXPRESS SCRIPTS INC             COM           302182100   36,580    782,300  SH        SOLE               782,300
-----------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   61,910  1,141,200  SH        SOLE             1,141,200
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103       40      1,000  SH        SOLE                 1,000
-----------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR   37244T104    1,036    388,000  SH        SOLE               388,000
-----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   38,670    588,400  SH        SOLE               588,400
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                    COM           401698105   26,289    527,900  SH        SOLE               527,900
-----------------------------------------------------------------------------------------------------------------------------------
HCA INC                         COM           404119109   43,701  1,133,900  SH        SOLE             1,133,900
-----------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC               COM           600544100   20,038    846,900  SH        SOLE               846,900
-----------------------------------------------------------------------------------------------------------------------------------
HOT TOPIC INC                   COM           441339108   25,329    806,900  SH        SOLE               806,900
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                COM           452907108   17,908    883,900  SH        SOLE               883,900
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE GENOMICS                 COM           45337C102    5,936    303,500  SH        SOLE               303,500
-----------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC         COM           45765U103   42,846  1,741,700  SH        SOLE             1,741,700
-----------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM           461202103   42,897  1,003,200  SH        SOLE             1,003,200
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   12,395    283,000  SH        SOLE               283,000
-----------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM           41014S106  157,869  3,822,500  SH        SOLE             3,822,500
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101   85,857  1,541,700  SH        SOLE             1,541,700
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM           500255104   42,334    601,000  SH        SOLE               601,000
-----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC          COM           521863100   27,064  1,290,600  SH        SOLE             1,290,600
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                CL A          529771107   56,080    950,500  SH        SOLE               950,500
-----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACAUTICAL           CL B          53220K207    5,093    284,500  SH        SOLE               284,500
-----------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP          COM           535678106   37,171    952,117  SH        SOLE               952,117
-----------------------------------------------------------------------------------------------------------------------------------



MCCLATCHY CO                    CL A          579489105    9,546    203,100  SH        SOLE               203,100
-----------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                   COM           584699102   25,599    552,300  SH        SOLE               552,300
-----------------------------------------------------------------------------------------------------------------------------------
MOODYS CORPORATION              COM           615369105   29,413    737,900  SH        SOLE               737,900
-----------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                 COM           629568106   33,558    977,500  SH        SOLE               977,500
-----------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                    COM PAR $ 0.02  640520300    5,782  1,002,100  SH        SOLE             1,002,100
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM           681904108   28,995  1,165,400  SH        SOLE             1,165,400
-----------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   27,673    605,000  SH        SOLE               605,000
-----------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106    9,025    220,500  SH        SOLE               220,500
-----------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM           704326107   39,659  1,138,000  SH        SOLE             1,138,000
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                  COM           71713V102   50,092  1,174,500  SH        SOLE             1,174,500
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP       COM           74251V102   36,146  1,506,100  SH        SOLE             1,506,100
-----------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104   20,259  1,077,600  SH        SOLE             1,077,600
-----------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC               COM           860831106   53,057  1,949,200  SH        SOLE             1,949,200
-----------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP          COM           87612M108      774    285,714  SH        SOLE               285,714
-----------------------------------------------------------------------------------------------------------------------------------
TEKELEC                         COM           879101103   38,455  2,123,400  SH        SOLE             2,123,400
-----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   21,571    350,000  SH        SOLE               350,000
-----------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106   42,677  1,261,900  SH        SOLE             1,261,900
-----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   65,076    187,000  SH        SOLE               187,000
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   45,517  1,061,000  SH        SOLE             1,061,000
-----------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO                COM           982526105   40,767    793,600  SH        SOLE               793,600
-----------------------------------------------------------------------------------------------------------------------------------



XOMA LTD                        ORD           G9825R107   21,519  2,184,700  SH        SOLE             2,184,700
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       PUT           984332956    8,870    500,000  SH   PUT  SOLE               500,000
-----------------------------------------------------------------------------------------------------------------------------------
ZALE CORP NEW                   COM           988858106   25,032    597,700  SH        SOLE               597,700
-----------------------------------------------------------------------------------------------------------------------------------
